Stock-based and Other Incentive Compensation - Stock Appreciation Rights Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash-settled awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	3,452,120	5,957,534
CSARs converted to SSARs / SSARs converted from CSARs (in shares)	1,978,761
Exercised (in shares)	(863,648)	(2,930,345)
Cancelled (in shares)	(470,992)	(77,326)
Forfeited (in shares)	(19,815)	(92,765)
Outstanding, ending balance (in shares)	118,904	3,452,120	5,957,534
Weighted Average Exercise Price
Shares outstanding, Weighted average grant price, beginning balance (in dollars per share)		$ 18.77	$ 12.29
CSARs converted to SSARs / SSARs converted from CSARs (in dollars per share)	$ 21.12
Exercised (in dollars per share)	7.46	7.08
Cancelled (in dollars per share)	30.06	30.86
Forfeited (in dollars per share)	29.10	23.51
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)	$ 15.47	$ 18.77
Shares outstanding, Weighted average remaining contractual life	1 year 3 months 14 days	1 year 8 months 19 days	1 year 3 months 10 days
Shares outstanding, Aggregate intrinsic value	$ 3	$ 37	$ 86
Exercisable (in shares)	104,618	1,952,958
Exercisable (in dollars per share)	$ 13.63	$ 14.68
Exercisable, Weighted average remaining contractual life	1 year	6 months 7 days
Exercisable, Aggregate intrinsic value	$ 3	$ 29
Stock-settled stock appreciation rights
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0
CSARs converted to SSARs / SSARs converted from CSARs (in shares)	1,978,761
Exercised (in shares)	(15,806)
Forfeited (in shares)	(6,932)
Outstanding, ending balance (in shares)	1,956,023	0
Weighted Average Exercise Price
CSARs converted to SSARs / SSARs converted from CSARs (in dollars per share)	$ 21.12
Exercised (in dollars per share)	13.02
Forfeited (in dollars per share)	29.16
Shares outstanding, Weighted average grant price, ending balance (in dollars per share)	$ 21.15
Shares outstanding, Weighted average remaining contractual life	2 years 2 months 12 days
Shares outstanding, Aggregate intrinsic value	$ 27
Exercisable (in shares)	969,451
Exercisable (in dollars per share)	$ 13.07
Exercisable, Weighted average remaining contractual life	1 year 25 days
Exercisable, Aggregate intrinsic value	$ 21